Bonds Payable (Details)	12 Months Ended													0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bonds payable USD ($)	Dec. 31, 2014 Bonds payable CNY	Dec. 31, 2013 Bonds payable CNY	Dec. 31, 2012 Bonds payable CNY	Dec. 31, 2014 Shandong Borun Bonds payable USD ($)	Dec. 31, 2014 Shandong Borun Bonds payable CNY	Dec. 31, 2013 Shandong Borun Bonds payable USD ($)	Dec. 31, 2013 Shandong Borun Bonds payable CNY	Jan. 29, 2013 Shandong Borun Forecast Bonds payable USD ($)	Jan. 29, 2013 Shandong Borun Forecast Bonds payable CNY	Jan. 29, 2013 Shandong Borun Forecast First tranche private placement bonds	Jan. 29, 2013 Shandong Borun Forecast First tranche private placement bonds USD ($)	Jan. 29, 2013 Shandong Borun Forecast First tranche private placement bonds CNY	Jan. 29, 2013 Shandong Borun Forecast Second tranche private placement bonds USD ($)	Jan. 29, 2013 Shandong Borun Forecast Second tranche private placement bonds CNY
Bonds Payable
Debt instrument, face amount												$ 81,712,698	500,000,000		$ 57,198,889	350,000,000	$ 24,513,809	150,000,000
Debt term														3 years
Number of months following registration that entity may issue second tranche of private placement bonds														6 months
Amount of bonds issued										81,712,698	500,000,000
Face value of Bonds issued (in CNY or USD per share)								$ 16	100
Debt instrument, fixed interest rate (as a percent)								9.30%	9.30%
Debt instrument, maturity date								Apr. 16, 2016	Apr. 16, 2016
Current liabilities
Accrued expenses and other payable-Accrued bonds' interests element (note 13)	6,507,674	39,820,456	39,822,083	6,507,674	39,820,456	39,822,083
Bonds payable-Outstanding principals	81,712,698	500,000,000		81,712,698	500,000,000
Non-current liabilities
Bonds payable-Outstanding principals			500,000,000			500,000,000
Interests incurred				7,599,281	46,500,000	39,822,083	0
Cost associated to the issuance of Bonds				2,474,261	15,140,000
Outstanding long-term deferred expenses	909,104	5,562,810	10,697,712	909,104	5,562,810
Amortized deferred expenses	$ 839,173	5,134,902	4,442,288	$ 839,173	5,134,902